Property and Equipment, Net - Summary of Property and Equipment Consisted (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property Plant And Equipment [Line Items]
Total cost		¥ 973,422		¥ 974,284
Less: Accumulated depreciation		(243,313)		(216,069)
Less: Accumulated impairment loss	[1]	(67,931)		0
Property and equipment, net		662,178	$ 94,690	758,215
Buildings
Property Plant And Equipment [Line Items]
Total cost		865,447		865,447
Leasehold And Buildings Improvements
Property Plant And Equipment [Line Items]
Total cost		71,955		71,771
Electronic And Office Equipment
Property Plant And Equipment [Line Items]
Total cost		¥ 36,020		¥ 37,066

[1]	During the year ended December 31, 2025, the Group identified impairment indicator for the building in Guangzhou due to its declining fair value and recognized an impairment loss of RMB67,931. The Group determined the fair value of the building using the significant other observable inputs based on a quoted market price for similar assets or liabilities in active market (Level 2). Please see Note 23.